Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment Net - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Property, Plant and Equipment Net [Line Items]
Subtotal	$ 14,535,809	$ 14,202,034
Less: accumulated depreciation	(3,763,974)	(3,449,289)
Total	10,771,835	10,752,745
Buildings [Member]
Schedule of Property, Plant and Equipment Net [Line Items]
Subtotal	7,654,446	7,135,962
Machinery equipment and tools [Member]
Schedule of Property, Plant and Equipment Net [Line Items]
Subtotal	6,133,717	5,545,278
Electronic devices [Member]
Schedule of Property, Plant and Equipment Net [Line Items]
Subtotal	97,294	98,839
Office equipment [Member]
Schedule of Property, Plant and Equipment Net [Line Items]
Subtotal	21,147	21,645
Vehicles [Member]
Schedule of Property, Plant and Equipment Net [Line Items]
Subtotal	326,323	315,714
Construction in progress [Member]
Schedule of Property, Plant and Equipment Net [Line Items]
Subtotal	$ 302,882	$ 1,084,596